Business Combinations	9 Months Ended
Sep. 30, 2025
Business Combination [Abstract]
Business Combinations	Business Combinations
Acquisition of Ovation
On July 5, 2023, the Company completed the transactions under its membership interest and asset purchase agreement (the “Ovation Purchase Agreement”) to acquire 100% of the interests of Ovation Fund Management II LLC (“Ovation”), a Texas-based specialty-finance focused asset manager, and in connection therewith ML Management became the investment advisor to the platform. Ovation’s platform is focused on investments in commercial lending, real estate lending, consumer finance and litigation finance, and contributes to the Company’s fee related earnings. The Company paid $0.3 million in cash and issued an aggregate of 3,186,398 common shares with a fair value of $6.8 million for a total purchase consideration of $7.1 million. On closing of the acquisition, Ovation’s line of credit remained in place and had an outstanding balance of $1.9 million. Management of the Ovation platform is part of the Company’s Asset Management segment.
The acquisition of Ovation was accounted for as a business combination and the Company was identified as the accounting acquirer. The acquisition of Ovation was accounted for using the acquisition method. The acquisition resulted in the Company recording excess consideration paid of $1.0 million to goodwill and is primarily attributable to expected synergies of the combined businesses and the acquisition of an assembled workforce knowledgeable of the asset management industry. The goodwill and intangible asset resulting from the acquisition are tax deductible.
The following table summarizes information related to this acquisition as of the acquisition date.

Fair value of consideration transferred
Common stock	$6,798
Cash	339
Total	$7,137

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets:
Cash	$10
Accounts receivable	149
Deferred incentive fees	632
Prepaid expenses	23
ROU asset	261
Intangible asset – Investment Management Agreement	7,250

Liabilities:
Accounts payable	58
Interest payable	6
Lease liability	261
Line of credit	1,863
Total identifiable net assets	6,137
Goodwill	$1,000
Total transaction costs related to the Ovation acquisition of $0.9 million were expensed during the year ended December 31, 2023. These costs are included within Transaction costs in the Consolidated Statements of Operations.
As part of the acquisition of Ovation, an intangible asset representing the Investment Management Agreement for the Ovation sponsored funds – Ovation Alternative Income Fund-A LP and Ovation Alternative Income Fund LP was recognized. For tax purposes, both the investment management agreement and goodwill are considered deductible for tax purposes. The Investment Management Agreement has been deemed to have a useful life of ten years. This useful life has been revised down to four years at December 31, 2024. See further detail on the impairment assessment of this intangible asset in Note 11 Goodwill and intangible assets. The line of credit was repaid during the year ended December 31, 2023.
As of July 5, 2023, Ovation’s financial results are reflected in these Consolidated Financial Statements. Ovation’s revenues of $3.5 million and net loss of $0.9 million are included in the Consolidated Statement of Operations for the year ended December 31, 2023.
Note 3. Business combinations
Acquisition of 180 Degree Capital
On the Closing Date, the Company consummated the Business Combination pursuant to the Merger Agreement, by and among the Company, Legacy Mount Logan, TURN, TURN Merger Sub, and MLC Merger Sub. In accordance with the Merger Agreement, the Company was formed as a holding company to effectuate the mergers. TURN Merger Sub merged with and into TURN (the “TURN Merger”), with TURN continuing as the surviving company and a wholly-owned subsidiary of the Company, and MLC Merger Sub merged with and into Legacy Mount Logan, (the “MLC Merger” and, together with the TURN Merger, the “Mergers”), with Legacy Mount Logan continuing as the surviving company and a wholly-owned subsidiary of the Company. As a result of the Business Combination, the Company changed its name from “Yukon New Parent Inc.” to “Mount Logan Capital Inc.” and its common stock commenced trading on Nasdaq Capital Market under the symbol “MLCI” on September 15, 2025.
Prior to the closing of the Business Combination, to facilitate the Mergers, Legacy Mount Logan, completed a domestication process where it redomiciled from Canada to the United States. The domestication did not result in any interruption of business or change in ownership for Legacy Mount Logan’s shareholders.
Following the closing of the Business Combination, former Legacy Mount Logan shareholders and former TURN shareholders and owned approximately 56% and 44%, respectively, of the combined company. All outstanding Legacy Mount Logan and TURN shares were converted into the right to receive shares of the Company common stock at fixed exchange ratios, resulting in approximately 13 million shares of the Company’s common stock outstanding, of which approximately 7.3 million shares and 5.7 million shares were issued to former Legacy Mount Logan shareholders and former TURN shareholders, respectively. TURN’s common shares were delisted from Nasdaq Global Market and TURN deregistered under the Investment Company Act. Legacy Mount Logan’s common shares were delisted from Cboe Canada.
The Company amended its certificate of incorporation and bylaws to align with governance and regulatory standards applicable to a United States publicly traded corporation, reflecting its transition from a Canadian public entity. In addition, the Company adopted the Mount Logan Capital Inc. 2025 Omnibus Incentive Plan (as described in Note 20. Equity based compensation). Furthermore, all Legacy Mount Logan warrants outstanding as of the Closing Date were assumed by the Company and became exercisable for Company common stock.
The transaction was accounted for as a reverse acquisition with Legacy Mount Logan, a legal acquiree, as the accounting acquirer. This determination was based on the relative voting rights, board composition, and management of the combined company, as well as other relevant factors. Retained earnings, historical operations and accumulated other comprehensive income (loss) reflect those of Legacy Mount Logan for the period prior to the closing of the Business Combination. The Company’s historical common shares outstanding, shareholders’ equity and earnings per share, have been retrospectively adjusted based on the Company’s existing capital structure.
The purchase price of $46.8 million was calculated using Legacy Mount Logan’s share price and the number of shares Legacy Mount Logan would have had to issue in order to give TURN’s former shareholders the percentage ownership of Legacy Mount Logan that they had of the Company as of the Closing Date. The acquired net assets consisted of cash of $36.8 million, investments of $15 million, and liabilities of $0.6 million, all initially recorded at fair value. The investments were predominantly composed of equity securities which are recorded at fair value on a recurring basis with changes in fair value recognized in the consolidated statement of operations. As the fair value of TURN’s identifiable net assets exceeded the purchase price, the Company recognized a gain of $4.5 million in “Gain on acquisition” on the condensed consolidated statements of operations. The Company incurred $10.3 million in transaction-related costs, including legal, advisory, and other professional fees. All transaction costs were recognized as expenses within “Transaction costs” on the consolidated statement of operations. The assets and operations of TURN are included in the Company’s Asset Management segment.
The Company issued $5.7 million shares of its common stock to TURN shareholders in connection with the Business Combination, which represented 44.0% of the voting interests in the Company upon completion of the Business Combination. In accordance with FASB ASC 805-40-30-2, the purchase price in a reverse acquisition is determined based on the number of equity interests the legal acquiree would have had to issue to give the owners of the legal acquirer the same percentage equity interest in the combined entity that results from the reverse acquisition.
The table below summarizes the hypothetical number of shares as of September 12, 2025 that Legacy Mount Logan would have to issue to give TURN owners the same percentage ownerships in the combined company.

	Hypothetical Legacy Mount Logan Ownership
	Number of Legacy Mount Logan shares outstanding	Percentage Ownership
Legacy Mount Logan shareholders	30,960,503	56%
TURN shareholders	23,886,447	44%
Total	54,846,950	100%
The purchase price is calculated based on the number of hypothetical shares of Legacy Mount Logan common stock issued to TURN shareholders multiplied by the share price as demonstrated in the table below (dollars in thousands except for the market price per share).

Number of hypothetical Legacy Mount Logan shares issued to TURN shareholders	23,886,447
Legacy Mount Logan market price per share as of September 12, 2025	$1.95
Purchase price determination of hypothetical Legacy Mount Logan shares issued to TURN shareholders	$46,579
Other deal adjustments for expenses incurred	233
Purchase price consideration	$46,812